Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 4,051	€ 9,661
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	1,226	1,266
Fair value of long-term borrowings	1,289	1,735
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	499
Aegon N.V [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	499
Aegon N.V [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	281	296
Aegon N.V [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 446	€ 472